Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	500,000,000	500,000,000
Ordinary stock, shares issued	41,000,000	41,000,000
Ordinary stock, shares outstanding	41,000,000	41,000,000